LOANS AND BORROWINGS - Aggregate maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fiscal year ending December 31,
2019	¥ 598,532
2020	725,727
2021	1,759,695
2022	1,087,955
2023	1,235,936
Thereafter	394,395
Long-term borrowings	¥ 5,802,240	¥ 3,787,303